Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Condensed Consolidated Statements of Income [Abstract]
Revenue(includes related party revenue of $4,075 and $5,231 for the three and six months ended June 30, 2017, respectively, and $0 for the three and six months ended June 30, 2016)	$ 18,510	$ 22,695	$ 39,610	$ 46,844
Time charter expenses	(284)	(338)	(569)	(749)
Direct vessel expenses	(995)	(952)	(1,775)	(1,588)
Management fees (entirely through related party transactions)	(5,187)	(5,187)	(10,317)	(10,374)
General and administrative expenses	(630)	(724)	(1,354)	(1,550)
Depreciation and amortization	(6,259)	(6,378)	(12,552)	(12,779)
Interest income	5	69	11	69
Interest expenses and finance cost	(3,203)	(3,284)	(6,334)	(6,440)
Other income/ (expense), net	3	(12)	(258)	(49)
Net income	1,960	5,889	6,462	13,384
Earnings attributable to:
Common unit holders	918	2,659	3,026	6,043
Subordinated Series A unit holders	146	453	482	1,030
Subordinated unit holders	856	2,659	2,827	6,043
General Partner	$ 40	$ 118	$ 127	$ 268
Earnings per unit (basic and diluted)
Common unitholders:	$ 0.1	$ 0.28	$ 0.3	$ 0.65
Subordinated Series A unitholders:	0.1	0.28	0.3	0.65
Subordinated unitholders:	0.1	0.28	0.3	0.65
General partner:	$ 0.1	$ 0.28	$ 0.3	$ 0.65